Accounts Receivables - Concessions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Accounts receivable related to the concession	R$ 3,507,960	R$ 2,819,255
Other current receivables	10,609	9,354
Other non-current receivables	3,497,351	2,809,901
Total
Disclosure of fair value measurement of assets [line items]
Accounts receivable related to the concession	2,610,731	1,954,679
Bonus From The Grant Of Concession Agreements Under The Quota System [Member]
Disclosure of fair value measurement of assets [line items]
Accounts receivable related to the concession	821,804	792,741
Generation Concession Agreements [Member]
Disclosure of fair value measurement of assets [line items]
Accounts receivable related to the concession	R$ 75,425	R$ 71,835